Subsequent Events (Details) ¥ in Thousands	Apr. 01, 2024 USD ($)	Feb. 20, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2019 USD ($)
Subsequent Events [Line Items]
Debt instrument face value | ¥			¥ 652	¥ 8,782,848
Convertible Senior Notes Due 2026 [Member]
Subsequent Events [Line Items]
Debt instrument stated interest			1.74%		1.375%
Debt instrument face value			¥ 3,040,900	¥ 2,990,200	$ 500,000,000
Subsequent Event [Member] | Convertible Senior Notes Due 2026 [Member]
Subsequent Events [Line Items]
Debt instrument stated interest	1.375%
Debt instrument redemption amount per lot	$ 1,000
Debt instrument face value		$ 429,343,000
Repurchase of principal amount		$ 429,343,000